Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,604,812,954.68
Previously Paid Amount	0.00
Total Fee Amount	221,624.67
Total Offset Amount	0.00
Net Fee	$ 221,624.67